CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Series C Preferred Stock	Series D Preferred Stock	Total
Beginning balance (shares) at Dec. 31, 2017							15,671,730
Beginning balance at Dec. 31, 2017							$ 60.4
Convertible Preferred Stock
Issuance of preferred stock (shares)					8,700,224
Issuance of preferred stock, net of issuance costs					$ 119.8
Exercise of Series A Preferred stock warrants (shares)							73,601
Exercise of Series A Preferred stock warrants							$ 0.6
Ending balance (shares) at Dec. 31, 2018							24,445,555
Ending balance at Dec. 31, 2018							$ 180.8
Beginning balance (shares) at Dec. 31, 2017	10,887,059
Beginning balance at Dec. 31, 2017	$ 0.0	$ 8.5	$ (36.9)	$ 0.0			(28.4)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Repayment of partial recourse loan and release of shares upon repayment (shares)	62,500
Repayment of partial recourse loan and release of shares upon repayment		0.1					0.1
Exercise of stock options (shares)	34,125
Stock-based compensation		2.1					2.1
Net loss			(52.9)				(52.9)
Ending balance (shares) at Dec. 31, 2018	10,983,684
Ending balance at Dec. 31, 2018	$ 0.0	10.7	(89.8)	0.0			$ (79.1)
Convertible Preferred Stock
Issuance of preferred stock (shares)					3,622	7,107,930
Issuance of preferred stock, net of issuance costs					$ 0.0	$ 299.4
Ending balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Ending balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Repayment of partial recourse loan and release of shares upon repayment (shares)	105,487
Repayment of partial recourse loan and release of shares upon repayment		0.2					0.2
Exercise of stock options (shares)	182,057
Exercise of stock options		0.5					0.5
Stock-based compensation		4.3					4.3
Net loss			(108.5)				(108.5)
Other comprehensive income				0.1			$ 0.1
Ending balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Ending balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Ending balance (shares) at Mar. 31, 2020							31,557,107
Ending balance at Mar. 31, 2020							$ 480.2
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Contribution to the Lemonade Foundation (shares)	500,000
Contribution to the Lemonade Foundation		12.2					12.2
Exercise of stock options (shares)	54,374
Stock-based compensation		2.2					2.2
Net loss			(36.5)				(36.5)
Ending balance (shares) at Mar. 31, 2020	11,825,602
Ending balance at Mar. 31, 2020	$ 0.0	30.1	(234.8)	0.1			$ (204.6)
Beginning balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Beginning balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Ending balance (shares) at Sep. 30, 2020							0
Ending balance at Sep. 30, 2020							$ 0.0
Beginning balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net loss							(88.4)
Ending balance (shares) at Sep. 30, 2020	56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	855.0	(286.7)	0.7			$ 569.0
Beginning balance (shares) at Dec. 31, 2019					8,703,846	7,107,930	31,557,107
Beginning balance at Dec. 31, 2019					$ 119.8	$ 299.4	$ 480.2
Convertible Preferred Stock
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)							(31,557,107)
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering							$ (480.2)
Ending balance (shares) at Dec. 31, 2020							0
Ending balance at Dec. 31, 2020							$ 0.0
Beginning balance (shares) at Dec. 31, 2019	11,271,228						11,271,228
Beginning balance at Dec. 31, 2019	$ 0.0	15.7	(198.3)	0.1			$ (182.5)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Conversion of convertible preferred stock to common stock upon closing of initial public offering (shares)	31,557,107
Conversion of convertible preferred stock to common stock upon closing of initial public offering		480.2					480.2
Issuance of common stock upon closing of initial public offering (shares)	12,650,000
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriting fees of $31.3 million		338.0					338.0
Contribution to the Lemonade Foundation (shares)	500,000
Contribution to the Lemonade Foundation		12.2					12.2
Repayment of partial recourse loan and release of shares upon repayment (shares)	513,537
Repayment of partial recourse loan and release of shares upon repayment		1.3					$ 1.3
Exercise of stock options (shares)	282,422						282,422
Exercise of stock options		1.8					$ 1.8
Stock-based compensation		10.6					10.6
Net loss			(122.3)				(122.3)
Other comprehensive income				1.7			$ 1.7
Ending balance (shares) at Dec. 31, 2020	56,774,294						56,774,294
Ending balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8			$ 541.0
Beginning balance (shares) at Mar. 31, 2020							31,557,107
Beginning balance at Mar. 31, 2020							$ 480.2
Ending balance (shares) at Jun. 30, 2020							31,557,107
Ending balance at Jun. 30, 2020							$ 480.2
Beginning balance (shares) at Mar. 31, 2020	11,825,602
Beginning balance at Mar. 31, 2020	$ 0.0	30.1	(234.8)	0.1			(204.6)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	30,562
Exercise of stock options		0.1					0.1
Stock-based compensation		2.4					2.4
Net loss			(21.0)				(21.0)
Other comprehensive income				0.2			0.2
Ending balance (shares) at Jun. 30, 2020	12,369,701
Ending balance at Jun. 30, 2020	$ 0.0	33.9	(255.8)	0.3			$ (221.6)
Convertible Preferred Stock
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering (shares)							(31,557,107)
Conversion of Convertible Preferred Stock to common stock upon closing of initial public offering							$ (480.2)
Ending balance (shares) at Sep. 30, 2020							0
Ending balance at Sep. 30, 2020							$ 0.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Conversion of convertible preferred stock to common stock upon closing of initial public offering (shares)	31,557,107
Conversion of convertible preferred stock to common stock upon closing of initial public offering		480.2					480.2
Issuance of common stock upon closing of initial public offering (shares)	12,650,000
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriting fees of $31.3 million		338.0					338.0
Exercise of stock options (shares)	7,221
Exercise of stock options		0.2					0.2
Stock-based compensation		2.7					2.7
Net loss			(30.9)				(30.9)
Other comprehensive income				0.4			0.4
Ending balance (shares) at Sep. 30, 2020	56,584,029
Ending balance at Sep. 30, 2020	$ 0.0	855.0	(286.7)	0.7			$ 569.0
Beginning balance (shares) at Dec. 31, 2020							0
Beginning balance at Dec. 31, 2020							$ 0.0
Ending balance (shares) at Mar. 31, 2021							0
Ending balance at Mar. 31, 2021							$ 0.0
Beginning balance (shares) at Dec. 31, 2020	56,774,294						56,774,294
Beginning balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8			$ 541.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Issuance of common stock upon closing of initial public offering (shares)	4,018,647
Issuance of common stock upon closing of initial public offering, net of issuance costs and underwriting fees of $31.3 million		640.3					640.3
Exercise of stock options (shares)	577,162
Exercise of stock options		6.1					6.1
Stock-based compensation		6.1					6.1
Net loss			(49.0)				(49.0)
Other comprehensive income				(0.8)			(0.8)
Ending balance (shares) at Mar. 31, 2021	61,370,103
Ending balance at Mar. 31, 2021	$ 0.0	1,512.3	(369.6)	1.0			$ 1,143.7
Beginning balance (shares) at Dec. 31, 2020							0
Beginning balance at Dec. 31, 2020							$ 0.0
Ending balance (shares) at Sep. 30, 2021							0
Ending balance at Sep. 30, 2021							$ 0.0
Beginning balance (shares) at Dec. 31, 2020	56,774,294						56,774,294
Beginning balance at Dec. 31, 2020	$ 0.0	859.8	(320.6)	1.8			$ 541.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)							810,575
Net loss							$ (171.0)
Ending balance (shares) at Sep. 30, 2021	61,615,624						61,615,624
Ending balance at Sep. 30, 2021	$ 0.0	1,539.5	(491.6)	0.1			$ 1,048.0
Beginning balance (shares) at Mar. 31, 2021							0
Beginning balance at Mar. 31, 2021							$ 0.0
Ending balance (shares) at Jun. 30, 2021							0
Ending balance at Jun. 30, 2021							$ 0.0
Beginning balance (shares) at Mar. 31, 2021	61,370,103
Beginning balance at Mar. 31, 2021	$ 0.0	1,512.3	(369.6)	1.0			1,143.7
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	162,024
Exercise of stock options		1.7					1.7
Stock-based compensation		11.9					11.9
Net loss			(55.6)				(55.6)
Other comprehensive income				(0.1)			(0.1)
Ending balance (shares) at Jun. 30, 2021	61,532,127
Ending balance at Jun. 30, 2021	$ 0.0	1,525.9	(425.2)	0.9			$ 1,101.6
Ending balance (shares) at Sep. 30, 2021							0
Ending balance at Sep. 30, 2021							$ 0.0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Exercise of stock options (shares)	83,497
Exercise of stock options		0.9					0.9
Stock-based compensation		12.7					12.7
Net loss			(66.4)				(66.4)
Other comprehensive income				(0.8)			$ (0.8)
Ending balance (shares) at Sep. 30, 2021	61,615,624						61,615,624
Ending balance at Sep. 30, 2021	$ 0.0	$ 1,539.5	$ (491.6)	$ 0.1			$ 1,048.0